Other financial assets and liabilities (Details Narrative)	Feb. 21, 2025 shares
Sold shares	1,600,000
Securities Loan Agreement [Member]
Number of loaned shares issued	2,100,000
Shares of consultancy shares	500,000
Securities Loan Agreement [Member] | Ms. Tang [Member]
Shares transfer	500,000
Securities Loan Agreement [Member] | Nogle Ventures Limited [Member]
Number of loaned shares issued	200.0000
Securities Loan Agreement [Member] | Opus Investments Pte. Limited [Member]
Number of loaned shares issued	1,900,000